Fair Value of Assets and Liabilities - Schedule of Fair Value Measurements using Significant Unobservable Inputs (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cost of Equity [Member]
Schedule of Fair Value Measurements using Significant Unobservable Inputs [Line Items]
Valuation techniques	Discounted cash flow
Fair value measurements	15.50%
Discount for Lack of Marketability [Member]
Schedule of Fair Value Measurements using Significant Unobservable Inputs [Line Items]
Fair value measurements	16.32%